AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 93.8%
Unaffiliated Funds**
DFA Emerging Markets Core Equity Portfolio	7,416	$115,474
DFA Global Core Plus Fixed Income Portfolio	23,401	231,436
DFA International Core Equity Portfolio	45,927	457,898
DFA Selectively Hedged Global Fixed Income Portfolio	12,260	115,731
DFA U.S. Core Equity 1 Portfolio	29,570	576,905
DFA U.S. Core Equity 2 Portfolio	38,749	680,039

Total Long-Term Investments (cost $2,391,467)		2,177,483

TOTAL INVESTMENTS—93.8% (cost $2,391,467)		2,177,483

Other assets in excess of liabilities(z) — 6.2%		142,926

Net Assets — 100.0%		$2,320,409

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	S&P 500 E-Mini Index	Jun. 2020	$102,788	$8,050
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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